Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	$ 63,896	$ 97,651
Total segments’ liabilities	(31,461)	(42,962)
External revenues	91,724	91,858	$ 10,118
Segment results – operating income (loss)	(23,321)	(13,784)
Non-operating income (loss)	3,047	5,996
Finance income (loss)	(1,532)	(2,309)
Profit (Loss) before taxes on income	(21,806)	(10,097)	4,151
Tax benefit (expense) on income	74	(111)	(105)
Segment results – profit (loss)	(21,732)	(10,208)	$ 4,046
Corporate [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	10,708	19,478
Total segments’ liabilities	(867)	(1,198)
External revenues
Segment results – operating income (loss)	(4,295)	(2,985)
Non-operating income (loss)	446	(167)
Finance income (loss)	83	(224)
Profit (Loss) before taxes on income	(3,766)	(3,376)
Tax benefit (expense) on income	3	(5)
Segment results – profit (loss)	(3,763)	(3,381)
E-commerce [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	13,122	15,667
Total segments’ liabilities	(4,483)	(5,025)
External revenues	10,008	5,859
Segment results – operating income (loss)	(5,614)	(4,510)
Non-operating income (loss)	2,739	3,619
Finance income (loss)	(110)	(520)
Profit (Loss) before taxes on income	(2,985)	(1,411)
Tax benefit (expense) on income	(7)	5
Segment results – profit (loss)	(2,992)	(1,406)
Online Advertising & Internet Traffic Routing [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	35,178	50,999
Total segments’ liabilities	(25,723)	(33,203)
External revenues	79,613	83,534
Segment results – operating income (loss)	(3,548)	2,341
Non-operating income (loss)		(731)
Finance income (loss)	(1,605)	(1,100)
Profit (Loss) before taxes on income	(5,153)	510
Tax benefit (expense) on income	66	(310)
Segment results – profit (loss)	(5,087)	200
Online Event Management [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	1,874	3,208
Total segments’ liabilities	(2,015)	(3,244)
External revenues	2,103	2,465
Segment results – operating income (loss)	(651)	(748)
Non-operating income (loss)		(30)
Finance income (loss)	(82)	(539)
Profit (Loss) before taxes on income	(733)	(1,317)
Tax benefit (expense) on income	12
Segment results – profit (loss)	(721)	(1,317)
Others [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	3,444	11,368
Total segments’ liabilities	(605)	(952)
Segment results – operating income (loss)	(3,446)	(2,829)
Non-operating income (loss)		137
Finance income (loss)	(25)	(8)
Profit (Loss) before taxes on income	(3,471)	(2,700)
Tax benefit (expense) on income		10
Segment results – profit (loss)	(3,471)	(2,690)
Adjustments and eliminations [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	(430)	(3,069)
Total segments’ liabilities	2,232	660
External revenues
Segment results – operating income (loss)	(5,767)	(5,053)
Non-operating income (loss)	(138)	3,168
Finance income (loss)	207	82
Profit (Loss) before taxes on income	(5,698)	(1,803)
Tax benefit (expense) on income		189
Segment results – profit (loss)	$ (5,698)	$ (1,614)